FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31,
	2022			2021
	Fair value measurements using input type			Fair value measurements using input type
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash	$65.8	$-	$65.8	$170.8	$-	$170.8
Cash equivalents
Money market funds	95.5	-	95.5	6.6	-	6.6
Short term deposits	34.7	-	34.7	94.5	-	94.5
Short-term bank deposits	431.1	-	431.1	492.5	-	492.5
Marketable securities:
Government and corporate debentures-fixed interest rate	-	2,025.8	2,025.8	-	2,262.5	2,262.5
Government-sponsored enterprises debentures	-	755.0	755.0	-	641.4	641.4
Government and corporate debentures - floating interest rate	-	95.3	95.3	-	115.1	115.1
Foreign currency derivative contracts	-	(3.6)	(3.6)	-	0.7	0.7

Total financial assets	$627.1	$2,872.5	$3,499.6	$764.4	$3,019.7	$3,784.1